Employee Benefit Plans - Narrative (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Mark-to-market actuarial net (losses) gains	$ (15.6)	$ (3.3)	$ 8.4	$ (15.6)	$ 3.3	$ (8.4)
Discount rate	4.11%	3.62%	3.97%	4.11%	3.62%	3.97%	4.10%
Actual (loss) return on plan assets						$ 5.7
Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of equity securities	83.00%			83.00%
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of equity securities	17.00%			17.00%
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Actual (loss) return on plan assets				$ (16.4)	$ 44.0
Employer contributions to defined benefit plans	$ 4.3			4.3
Health Care Benefits
Defined Benefit Plan Disclosure [Line Items]
Employer contributions to defined benefit plans	$ 0.9			$ 0.9